Employees - Summary of Compensation Cost For Directors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee [line items]
Pension contributions	£ 158	£ 173	£ 144
Total	6,900	6,750	5,498
Directors [member]
Disclosure of employee [line items]
Salaries and fees	534	810	1,114
Benefits in kind	9	9	14
Pension contributions	42	58	61
Bonus	226	239	538
Total	£ 811	£ 1,116	£ 1,727